OPERATING COSTS	12 Months Ended
Sep. 30, 2021
Operating Costs And Expenses [Abstract]
OPERATING COSTS
7.	OPERATING COSTS

Operating costs include all direct costs incurred in the operation of the leased properties.

	For the years ended September 30,
	2019	2020	2021
Rental cost	975,342	813,773	642,354
Depreciation expenses	207,814	256,056	75,332
Personnel cost	23,698	77,392	224,125
Cost for value-added services and others	98,138	56,194	7,843
	1,304,992	1,203,415	949,654